TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense are as follows:

(in thousands of $)	2016	2015	2014
Current tax expense:
U.K.	712	435	2,212
Norway	272	—	—
Croatia	45	—	—
Malaysia	6	—	—
Total current tax expense	1,035	435	2,212
Deferred tax expense:
U.K.	90	—	161
Amortization of tax benefit arising on intra-group transfers of long-term assets	(1,714)	(3,488)	(3,487)
Total income tax benefit	(589)	(3,053)	(1,114)

Schedule of effective income tax rate reconciliation
The income taxes for the years ended December 31, 2016, 2015 and 2014 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2016	2015	2014
Income taxes at statutory rate	—	—	—
Effect of deferred tax benefit on intra-group transfers of long-term assets	(1,714)	(3,488)	(3,487)
Effect of movement in other deferred tax balances	90	—	—
Effect of adjustments in respect of current tax in prior periods	(334)	(330)	1,411
Effect of taxable income in various countries	1,369	765	962
Total tax credit	(589)	(3,053)	(1,114)

Deferred income tax assets	Deferred income tax assets are summarized as follows:

(in thousands of $)	2016	2015
Deferred tax assets, gross	4	260